Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE TAX FREE TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
Deutsche Intermediate Tax/AMT Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Intermediate Tax/AMT Free Fund (formerly DWS Intermediate Tax/AMT Free Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide a high level of income exempt from regular federal income taxes and seeks to limit principal fluctuation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 24) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2014: 67%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through September 30, 2015 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.54%, 1.54% and 0.54% for Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class B, Class C and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax and alternative minimum tax (AMT). The fund does not intend to invest in securities whose income is subject to AMT.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.

This fund normally invests at least 65% of total assets in municipal securities of the top three grades of credit quality. The fund could invest up to 35% of net assets in debt securities rated in the fourth credit grade, which is still considered investment-grade.

MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.

		Although portfolio management may adjust the dollar-weighted average effective maturity of the fund's portfolio between three and ten years, it generally intends to keep it between five and ten years. In determining the dollar- weighted average effective maturity, portfolio management uses the security's stated maturity or, if appropriate, an earlier date, reflecting a maturity-shortening device (such as a call, a put, prerefunding, prepayment or redemption provision, or a demand feature) which will likely cause the instrument to be repaid earlier than the stated maturity date.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

CREDIT RISK. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a state, region or sector's ability to repay its obligations.

MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.

TAX RISK. Any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income at both the state and federal levels, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

		PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	RETURNS PERIOD ENDING BEST QUARTER 5.69% September 30, 2009 WORST QUARTER -4.02% December 31, 2010 YEAR-TO-DATE 4.86% June 30, 2014
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2013 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Institutional Class shares began on 12/31/2004.
Deutsche Intermediate Tax/AMT Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.22%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.78%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.78%
1 YEAR	rr_ExpenseExampleYear01	352
3 YEARS	rr_ExpenseExampleYear03	517
5 YEARS	rr_ExpenseExampleYear05	696
10 YEARS	rr_ExpenseExampleYear10	1,214
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	352
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	517
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	696
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,214
2004	rr_AnnualReturn2004	2.85%
2005	rr_AnnualReturn2005	1.78%
2006	rr_AnnualReturn2006	3.42%
2007	rr_AnnualReturn2007	3.64%
2008	rr_AnnualReturn2008	0.75%
2009	rr_AnnualReturn2009	9.58%
2010	rr_AnnualReturn2010	1.58%
2011	rr_AnnualReturn2011	9.48%
2012	rr_AnnualReturn2012	5.74%
2013	rr_AnnualReturn2013	(3.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YEAR-TO-DATE
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.02%)
Deutsche Intermediate Tax/AMT Free Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.60%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.54%
1 YEAR	rr_ExpenseExampleYear01	557
3 YEARS	rr_ExpenseExampleYear03	799
5 YEARS	rr_ExpenseExampleYear05	1,065
10 YEARS	rr_ExpenseExampleYear10	1,473
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	157
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	499
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	865
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,473
Deutsche Intermediate Tax/AMT Free Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.55%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.54%
1 YEAR	rr_ExpenseExampleYear01	257
3 YEARS	rr_ExpenseExampleYear03	489
5 YEARS	rr_ExpenseExampleYear05	844
10 YEARS	rr_ExpenseExampleYear10	1,845
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	157
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	489
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	844
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,845
Deutsche Intermediate Tax/AMT Free Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.52%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.52%
1 YEAR	rr_ExpenseExampleYear01	53
3 YEARS	rr_ExpenseExampleYear03	167
5 YEARS	rr_ExpenseExampleYear05	291
10 YEARS	rr_ExpenseExampleYear10	653
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	53
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	167
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	291
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	653
1 YEAR	rr_AverageAnnualReturnYear01	(2.75%)
5 YEARS	rr_AverageAnnualReturnYear05	4.84%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.87%
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2004
Deutsche Intermediate Tax/AMT Free Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.63%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.54%
1 YEAR	rr_ExpenseExampleYear01	55
3 YEARS	rr_ExpenseExampleYear03	193
5 YEARS	rr_ExpenseExampleYear05	342
10 YEARS	rr_ExpenseExampleYear10	778
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	55
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	193
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	342
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 778
Deutsche Intermediate Tax/AMT Free Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.69%)
5 YEARS	rr_AverageAnnualReturnYear05	3.98%
10 YEARS	rr_AverageAnnualReturnYear10	3.23%
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2001
Deutsche Intermediate Tax/AMT Free Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(6.64%)
5 YEARS	rr_AverageAnnualReturnYear05	3.55%
10 YEARS	rr_AverageAnnualReturnYear10	2.70%
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2001
Deutsche Intermediate Tax/AMT Free Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.76%)
5 YEARS	rr_AverageAnnualReturnYear05	3.76%
10 YEARS	rr_AverageAnnualReturnYear10	2.72%
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2001
Deutsche Intermediate Tax/AMT Free Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.83%)
5 YEARS	rr_AverageAnnualReturnYear05	4.73%
10 YEARS	rr_AverageAnnualReturnYear10	3.71%
CLASS INCEPTION	rr_AverageAnnualReturnInceptionDate	Apr. 12, 1983
Deutsche Intermediate Tax/AMT Free Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.69%)
5 YEARS	rr_AverageAnnualReturnYear05	3.97%
10 YEARS	rr_AverageAnnualReturnYear10	3.21%
Deutsche Intermediate Tax/AMT Free Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.94%)
5 YEARS	rr_AverageAnnualReturnYear05	3.85%
10 YEARS	rr_AverageAnnualReturnYear10	3.24%
Deutsche Intermediate Tax/AMT Free Fund | BARCLAYS SEVEN YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses or taxes) | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.97%)
5 YEARS	rr_AverageAnnualReturnYear05	5.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.54%
Deutsche Intermediate Tax/AMT Free Fund | BARCLAYS SEVEN YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.97%)
5 YEARS	rr_AverageAnnualReturnYear05	5.06%
10 YEARS	rr_AverageAnnualReturnYear10	4.37%